UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Domestic Equity—35.1%†	Number of Shares	Fair Value
Common Stock—35.1%
Aerospace & Defense—0.9%
General Dynamics Corp.	4,915	$572,843
Honeywell International Inc.	12,508	1,162,619
The Boeing Co.	3,650	464,389
		2,199,851
Agricultural Products—0.3%
Archer-Daniels-Midland Co.	19,507	860,454
Air Freight & Logistics—0.3%
United Parcel Service Inc.	8,371	859,367
Airlines—0.3%
Delta Air Lines Inc.	16,893	654,097
Application Software—0.3%
Intuit Inc.	9,452	761,170
Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	8,420	1,010,400
Invesco Ltd.	27,261	1,029,103
State Street Corp.	13,905	935,250	(a)
		2,974,753
Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	6,441	576,598	(b)
Automobile Manufacturers—0.2%
Ford Motor Co.	35,210	607,020
Automotive Retail—0.1%
AutoZone Inc.	687	368,397	(b)
Biotechnology—1.5%
Alexion Pharmaceuticals Inc.	3,272	511,250	(b)
Amgen Inc.	15,010	1,776,734
Gilead Sciences Inc.	16,631	1,378,876	(b)
		3,666,860
Broadcasting—0.4%
CBS Corp.	5,153	320,207
Discovery Communications Inc.	7,452	540,941	(b)
		861,148
Cable & Satellite—0.9%
Comcast Corp., Class A	7,730	414,946
Comcast Corp., Special Class A	15,268	814,243
Liberty Global PLC	23,630	999,785	(b)
		2,228,974
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	8,180	623,480
Commodity Chemicals—0.5%
LyondellBasell Industries N.V.	11,332	1,106,570
Communications Equipment—1.7%
Cisco Systems Inc.	54,389	1,351,567
QUALCOMM Inc.	35,215	2,789,028
		4,140,595
Consumer Finance—0.4%
American Express Co.	10,098	957,997

Data Processing & Outsourced Services—0.4%
Paychex Inc.	3,421	142,177
Visa Inc.	4,090	861,804
		1,003,981
Department Stores—0.1%
Macy’s Inc.	6,354	368,659
Diversified Banks—1.6%
Bank of America Corp.	27,535	423,213
Citigroup Inc.	16,844	793,352
JPMorgan Chase & Co.	24,133	1,390,543
Wells Fargo & Co.	24,587	1,292,293
		3,899,401
Drug Retail—0.4%
CVS Caremark Corp.	13,480	1,015,988
Electric Utilities—0.2%
NextEra Energy Inc.	3,865	396,085
Electrical Components & Equipment—0.5%
Eaton Corp. PLC	14,904	1,150,291
Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	9,543	1,190,394
General Merchandise Stores—0.2%
Dollar General Corp.	9,875	566,430	(b)
Health Care REITs—0.1%
HCP Inc.	3,423	141,644
Healthcare Distributors—0.1%
Cardinal Health Inc.	5,153	353,290
Healthcare Equipment—1.2%
Abbott Laboratories	16,360	669,124
Boston Scientific Corp.	17,587	224,586	(b)
Covidien PLC	16,008	1,443,601
Stryker Corp.	6,212	523,796
		2,861,107
Healthcare Services—0.3%
Express Scripts Holding Co.	10,452	724,637	(b)
Healthcare Supplies—0.3%
DENTSPLY International Inc.	7,727	365,873
The Cooper Companies Inc.	3,181	431,121
		796,994
Home Improvement Retail—0.7%
Lowe’s Companies Inc.	32,597	1,564,330
The Home Depot Inc.	3,079	249,276
		1,813,606
Household Products—0.4%
Energizer Holdings Inc.	1,719	209,770
Kimberly-Clark Corp.	2,852	317,199
The Clorox Co.	3,805	347,777
		874,746
Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	2,600	195,182
Independent Power Producers & Energy Traders—0.4%
AES Corp.	24,046	373,915
Calpine Corp.	15,458	368,055	(b)
NRG Energy Inc.	8,588	319,474
		1,061,444
Industrial Gases—0.1%
Praxair Inc.	1,916	254,521

Industrial Machinery—0.2%
Dover Corp.	6,364	578,806
Integrated Oil & Gas—1.7%
Chevron Corp.	6,508	849,619
Exxon Mobil Corp.	13,044	1,313,270
Hess Corp.	10,605	1,048,729
Occidental Petroleum Corp.	9,540	979,090
		4,190,708
Integrated Telecommunication Services—0.8%
AT&T Inc.	10,401	367,779
Verizon Communications Inc.	31,032	1,518,396
		1,886,175
Internet Retail—0.3%
Amazon.com Inc.	2,273	738,225	(b)
Internet Software & Services—1.1%
eBay Inc.	15,268	764,316	(b)
Facebook Inc., Class A	4,816	324,069	(b)
Google Inc., Class A	2,037	1,190,973	(b)
Google Inc., Class C	909	522,929	(b)
		2,802,287
Investment Banking & Brokerage—0.2%
The Charles Schwab Corp.	18,177	489,507
Life & Health Insurance—0.1%
MetLife Inc.	5,337	296,524
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	4,938	231,296
Movies & Entertainment—0.7%
The Walt Disney Co.	7,725	662,341
Time Warner Inc.	15,251	1,071,383
		1,733,724
Multi-Line Insurance—0.8%
American International Group Inc.	14,084	768,705
Genworth Financial Inc.	18,035	313,809	(b)
The Hartford Financial Services Group Inc.	26,807	959,958
		2,042,472
Multi-Utilities—0.3%
CMS Energy Corp.	11,359	353,833
Dominion Resources Inc.	4,927	352,379
		706,212
Oil & Gas Equipment & Services—1.6%
Cameron International Corp.	7,085	479,725	(b)
Halliburton Co.	10,520	747,025
Schlumberger Ltd.	22,449	2,647,860
		3,874,610
Oil & Gas Exploration & Production—0.5%
Anadarko Petroleum Corp.	3,090	338,262
Marathon Oil Corp.	21,963	876,763
		1,215,025
Packaged Foods & Meats—0.4%
Kraft Foods Group Inc.	2,327	139,504
Mondelez International Inc.	19,392	729,333
		868,837

Pharmaceuticals—2.0%
Actavis PLC	2,063	460,152	(b)
Johnson & Johnson	17,765	1,858,574
Merck & Company Inc.	22,870	1,323,030
Pfizer Inc.	38,080	1,130,214
		4,771,970
Publishing—0.0% *
Time Inc.	1,342	32,509	(b)
Railroads—0.1%
CSX Corp.	9,941	306,282
Regional Banks—0.2%
Regions Financial Corp.	45,086	478,813
Research & Consulting Services—0.3%
Nielsen N.V.	13,130	635,623
Restaurants—0.1%
McDonald’s Corp.	2,513	253,160
Retail REITs—0.0% *
Simon Property Group Inc.	273	45,394
Semiconductor Equipment—0.2%
Applied Materials Inc.	17,392	392,190
Semiconductors—0.5%
Analog Devices Inc.	4,937	266,944
Intel Corp.	10,127	312,924
Microchip Technology Inc.	7,664	374,080
Texas Instruments Inc.	3,558	170,037
		1,123,985
Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	9,746	465,664
PepsiCo Inc.	27,044	2,416,111
		2,881,775
Specialized Finance—0.8%
CME Group Inc.	19,059	1,352,236
McGraw Hill Financial Inc.	7,271	603,711
		1,955,947
Specialized REITs—0.7%
American Tower Corp.	17,726	1,594,985
Rayonier Inc.	2,445	86,920
		1,681,905
Specialty Chemicals—0.1%
PPG Industries Inc.	1,266	266,050
Rayonier Advanced Materials Inc.	815	31,581	(b)
Rockwood Holdings Inc.	950	72,191
		369,822
Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	14,087	655,891
Systems Software—0.4%
Microsoft Corp.	4,508	187,984
Oracle Corp.	18,163	736,146
		924,130
Technology Hardware, Storage & Peripherals—2.0%
Apple Inc.	27,587	2,563,660	(c)
EMC Corp.	60,544	1,594,729
Hewlett-Packard Co.	18,326	617,219
		4,775,608

Tobacco—0.2%
Altria Group Inc.	6,842	286,953
Philip Morris International Inc.	2,464	207,740
		494,693
Water Utilities—0.1%
American Water Works Company Inc.	2,988	147,757

Total Common Stock (Cost $63,455,692)		85,697,593

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	70,946

Total Preferred Stock (Cost $68,375)		70,946

Total Domestic Equity (Cost $63,524,067)		85,768,539

Foreign Equity—21.1%
Common Stock—20.7%
Advertising—0.2%
WPP PLC	26,216	571,076
Aerospace & Defense—0.6%
Airbus Group N.V.	10,673	715,157
Safran S.A.	12,757	835,149
		1,550,306
Airlines—0.2%
International Consolidated Airlines Group S.A.	62,351	394,993	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,114	366,513
Apparel, Accessories & Luxury Goods—0.4%
Luxottica Group S.p.A.	7,201	416,751
The Swatch Group AG	812	490,331
		907,082
Application Software—0.4%
SAP AG	11,661	900,463
Auto Parts & Equipment—0.3%
Continental AG	1,921	444,888
Denso Corp.	7,400	353,181
		798,069
Automobile Manufacturers—0.8%
Mazda Motor Corp.	118,000	553,280
Toyota Motor Corp.	21,530	1,293,011
		1,846,291
Biotechnology—0.1%
CSL Ltd.	5,777	362,872
Brewers—0.2%
Anheuser-Busch InBev N.V.	4,412	506,814
Building Products—0.2%
Assa Abloy AB	10,403	529,070
Casinos & Gaming—0.1%
Sands China Ltd.	27,958	211,930
Coal & Consumable Fuels—0.2%
Cameco Corp.	19,296	379,163
Communications Equipment—0.5%
Telefonaktiebolaget LM Ericsson	96,237	1,162,413

Construction & Engineering—0.2%
Larsen & Toubro Ltd.	18,337	519,210
Construction Materials—0.3%
HeidelbergCement AG	8,785	749,704
Distillers & Vintners—0.3%
Diageo PLC ADR	1,670	212,541
Diageo PLC	13,599	433,887
		646,428
Diversified Banks—2.5%
Barclays PLC	258,353	940,033
BNP Paribas S.A.	13,081	887,344
Credit Agricole S.A.	34,458	485,935
Grupo Financiero Banorte SAB de C.V.	35,268	252,229
HSBC Holdings PLC	53,445	541,809
ICICI Bank Ltd.	27,053	636,754
Intesa Sanpaolo S.p.A.	278,962	861,659
Mitsubishi UFJ Financial Group Inc.	122,700	752,151
Sumitomo Mitsui Financial Group Inc.	15,200	636,778
		5,994,692
Diversified Capital Markets—0.1%
Deutsche Bank AG	8,398	295,444
Diversified Metals & Mining—0.4%
BHP Billiton PLC	22,606	730,345
Rio Tinto PLC	5,599	297,591
		1,027,936
Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc.	6,074	268,074
Mitsubishi Estate Company Ltd.	29,918	738,610
Mitsui Fudosan Company Ltd.	34,306	1,156,797
		2,163,481
Diversified Support Services—0.0% *
Brambles Ltd.	12,975	112,545
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	103,015	238,247
Electrical Components & Equipment—0.4%
Nidec Corp.	7,900	484,738
Schneider Electric SE	5,483	516,110
		1,000,848
Electronic Components—0.5%
Murata Manufacturing Company Ltd.	12,100	1,132,423
Electronic Equipment & Instruments—0.5%
Hexagon AB	9,233	297,484
Hitachi Ltd.	71,000	520,034
Keyence Corp.	900	392,631
		1,210,149
Healthcare Services—0.2%
Fresenius SE & Company KGaA	3,877	578,062
Healthcare Supplies—0.1%
Essilor International S.A.	1,307	138,595
Heavy Electrical Equipment—0.2%
ABB Ltd.	19,577	450,792
Household Products—0.3%
Svenska Cellulosa AB SCA	18,328	477,298
Unicharm Corp.	3,739	222,816
		700,114
Human Resource & Employment Services—0.2%
Capita PLC	26,973	528,071

Industrial Gases—0.4%
Linde AG	4,439	943,860
Industrial Machinery—0.4%
FANUC Corp.	4,300	741,533
Mitsubishi Heavy Industries Ltd.	35,000	218,350
Pentair PLC	1,031	74,356
		1,034,239
Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	7,728	250,156
Cenovus Energy Inc.	14,797	480,522
Total S.A.	13,775	995,433
		1,726,111
Integrated Telecommunication Services—0.1%
BT Group PLC	36,137	237,825
Internet Retail—0.3%
Rakuten Inc.	63,200	816,631
Internet Software & Services—0.8%
Baidu Inc. ADR	10,802	2,017,922	(b)
Life & Health Insurance—0.8%
AIA Group Ltd.	214,787	1,080,815
Prudential PLC	33,383	765,441
		1,846,256
Multi-Line Insurance—0.3%
AXA S.A.	26,639	636,633
Oil & Gas Equipment & Services—0.5%
Subsea 7 S.A.	28,194	525,625
Technip S.A.	6,643	726,621
		1,252,246
Oil & Gas Exploration & Production—0.1%
Peyto Exploration & Development Corp.	7,149	270,550
Other Diversified Financial Services—0.4%
ING Groep N.V.	63,334	889,683	(b)
Packaged Foods & Meats—0.2%
Nestle S.A.	6,866	531,906
Pharmaceuticals—1.9%
Astellas Pharma Inc.	22,600	296,931
Bayer AG	6,061	855,982
GlaxoSmithKline PLC	30,875	825,661
GlaxoSmithKline PLC ADR	11,663	623,737
Roche Holding AG	4,112	1,226,459
Sanofi	8,397	891,918
		4,720,688
Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	28,100	924,231
Railroads—0.1%
East Japan Railway Co.	4,200	330,801
Research & Consulting Services—0.1%
Experian PLC	19,593	330,991
Semiconductor Equipment—0.2%
ASML Holding N.V.	5,719	532,530
Semiconductors—0.6%
MediaTek Inc.	15,000	253,701
Samsung Electronics Company Ltd.	287	374,989
Taiwan Semiconductor Manufacturing Company Ltd.	214,484	908,709
		1,537,399

Specialty Chemicals—0.2%
Givaudan S.A.	185	308,542
Johnson Matthey PLC	5,213	276,317
		584,859
Wireless Telecommunication Services—0.6%
SoftBank Corp.	15,300	1,139,212
Vodafone Group PLC	131,208	437,475
		1,576,687
Total Common Stock (Cost $43,005,432)		50,715,844

Preferred Stock—0.4%
Automobile Manufacturers—0.4%
Volkswagen AG	3,859	1,013,385

Total Preferred Stock (Cost $774,342)		1,013,385

Total Foreign Equity (Cost $43,779,774)		51,729,229

Bonds and Notes—25.5%		Principal Amount	Fair Value
U.S. Treasuries—6.1%
U.S. Treasury Bonds
3.38%	05/15/44	$807,700	$813,127
4.50%	02/15/36	3,093,500	3,757,151	(c)
U.S. Treasury Notes
0.38%	04/30/16	1,333,600	1,333,184
0.50%	06/30/16	1,053,800	1,054,705
0.75%	01/15/17	1,107,700	1,109,518	(c)
1.63%	04/30/19 - 06/30/19	4,070,100	4,074,609
2.50%	05/15/24	2,705,700	2,701,896
			14,844,190
Agency Mortgage Backed—8.1%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	933,296	991,726
4.50%	06/01/33 - 02/01/35	6,190	6,707	(c)
5.00%	07/01/35 - 06/01/41	308,009	347,312	(c)
5.50%	05/01/20 - 04/01/39	94,580	106,093	(c)
6.00%	04/01/17 - 11/01/37	219,507	249,015	(c)
6.50%	11/01/28 - 07/01/29	8,630	9,749	(c)
7.00%	10/01/16 - 08/01/36	34,275	38,651	(c)
7.50%	09/01/33	1,279	1,378	(c)
8.00%	07/01/26 - 11/01/30	4,697	5,371	(c)
8.50%	04/01/30	8,225	9,775	(c)
Federal National Mortgage Assoc.
2.10%	04/01/37	558	560	(d)
3.00%	02/01/43 - 06/01/43	3,705,455	3,667,574
3.50%	11/01/42 - 02/01/43	1,979,611	2,042,301
4.00%	05/01/19 - 03/01/41	288,909	307,053	(c)
4.00%	01/01/41 - 03/01/44	1,444,699	1,536,584
4.50%	05/01/18 - 01/01/41	578,467	626,008	(c)
4.50%	10/01/39 - 04/01/41	2,123,795	2,301,534
5.00%	07/01/20 - 06/01/41	501,204	563,393	(c)
5.00%	03/01/39 - 05/01/39	62,588	70,032
5.50%	08/01/14 - 08/01/35	88,645	97,332	(c)
5.50%	11/01/35 - 01/01/39	345,305	387,532
6.00%	02/01/20 - 08/01/35	267,710	304,001	(c)
6.50%	08/01/17 - 08/01/36	49,224	54,364	(c)

7.00%	01/01/16 - 12/01/33	4,049	4,262	(c)
7.50%	05/01/15 - 12/01/33	11,770	12,805	(c)
8.00%	11/01/14 - 01/01/33	15,229	16,974	(c)
9.00%	12/01/17 - 12/01/22	3,704	4,055	(c)
3.00%	TBA	774,000	764,628	(e)
3.50%	TBA	750,000	772,031	(e)
4.50%	TBA	88,000	93,404	(e)
5.00%	TBA	485,000	538,577	(e)
6.00%	TBA	695,000	782,852	(e)
6.50%	TBA	490,000	553,853	(e)
Government National Mortgage Assoc.
3.00%	06/20/43	279,930	283,107
3.50%	05/20/43	686,388	716,111
4.00%	01/20/41 - 04/20/43	870,385	933,417
4.50%	08/15/33 - 03/20/41	226,278	247,968	(c)
4.50%	05/20/40	217,638	238,424
5.00%	08/15/33	17,030	18,898	(c)
6.00%	07/15/33 - 09/15/36	15,881	18,249	(c)
6.50%	04/15/28 - 07/15/36	23,479	26,732	(c)
7.00%	04/15/28 - 10/15/36	13,353	15,018	(c)
7.50%	07/15/23 - 04/15/28	16,502	16,986	(c)
8.00%	05/15/30	504	577	(c)
8.50%	10/15/17	6,368	6,890	(c)
9.00%	11/15/16 - 12/15/21	7,108	7,641	(c)
5.50%	TBA	50,000	55,838	(e)
			19,853,342
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	450	450	(c,f,g)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	245,687	2,499	(c,d,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	290,406	26,317	(h)
4.50%	02/15/18 - 03/15/18	8,876	254	(c,h)
5.00%	05/15/18 - 10/15/18	7,654	212	(c,h)
5.50%	06/15/33	15,622	3,139	(c,h)
5.95%	07/15/39	214,735	33,669	(d,h)
6.45%	08/15/25	127,631	15,485	(d,h)
7.50%	07/15/27	11,724	2,308	(c,h)
8.00%	04/15/20	227	243	(c)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	514	486	(c,f,g)
8.00%	02/01/23 - 07/01/24	2,092	476	(c,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	822	812	(c,f,g)
1.25%	12/25/42	56,692	2,046	(c,d,h)
5.00%	02/25/32 - 09/25/40	188,803	24,225	(h)
5.85%	07/25/38	35,297	5,027	(d,h)
7.35%	05/25/18	91,983	9,110	(c,d,h)
8.00%	05/25/22	3	61	(c,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/25/36	43,625	6,692	(h)
5.00%	03/25/38 - 05/25/38	26,710	4,197	(h)
5.50%	12/01/33	7,234	1,424	(h)
6.00%	01/01/35	19,473	3,594	(h)
7.50%	11/01/23	21,452	4,300	(c,h)
8.00%	08/01/23 - 07/01/24	4,279	923	(c,h)
8.50%	03/01/17 - 07/25/22	1,326	187	(c,h)
9.00%	05/25/22	761	153	(c,h)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	300,119	34,489	(h)
5.00%	12/20/35 - 09/20/38	177,314	16,097	(h)
6.10%	02/20/40	299,768	56,087	(d,h)
			254,962
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,103
Corporate Notes—9.4%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	69,836	(c)
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,956
AbbVie Inc.
1.75%	11/06/17	68,000	68,371
2.00%	11/06/18	57,000	56,929
Actavis Funding SCS
1.30%	06/15/17	110,000	109,790	(i)
2.45%	06/15/19	46,000	46,129	(i)
3.85%	06/15/24	92,000	92,998	(i)
4.85%	06/15/44	46,000	46,435	(i)
Agilent Technologies Inc.
5.50%	09/14/15	58,000	61,179	(c)
Agrium Inc.
4.90%	06/01/43	102,000	104,230	(c)
Altria Group Inc.
2.95%	05/02/23	39,000	37,336	(c)
4.50%	05/02/43	39,000	37,596	(c)
5.38%	01/31/44	47,000	51,481
America Movil SAB de C.V.
5.00%	03/30/20	138,000	152,996
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	55,900
7.75%	11/15/19	15,000	17,288
American Campus Communities Operating Partnership LP
4.13%	07/01/24	69,000	69,936
American Express Credit Corp.
1.13%	06/05/17	184,000	183,807
American International Group Inc.
3.38%	08/15/20	94,000	97,679
American Seafoods Group LLC
10.75%	05/15/16	125,000	124,687	(i)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	142,000	148,554
3.50%	01/31/23	22,000	21,574	(c)
Amgen Inc.
2.20%	05/22/19	138,000	137,840
Anadarko Petroleum Corp.
6.20%	03/15/40	100,000	126,094
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	148,527	(c)
Apple Inc.
2.85%	05/06/21	145,000	146,249
3.45%	05/06/24	97,000	98,081
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	4,000	4,010	(i)

Archer-Daniels-Midland Co.
4.02%	04/16/43	49,000	47,027
Arizona Public Service Co.
6.25%	08/01/16	59,000	65,563	(c)
Ascension Health
4.85%	11/15/53	65,000	71,187
AT&T Inc.
2.38%	11/27/18	134,000	136,247
4.35%	06/15/45	44,000	41,708
4.80%	06/15/44	55,000	56,147
AXIS Specialty Finance PLC
5.15%	04/01/45	52,000	53,798
Bank of America Corp.
2.00%	01/11/18	279,000	280,800	(c)
2.60%	01/15/19	81,000	81,953
4.00%	04/01/24	48,000	48,985
4.10%	07/24/23	80,000	83,029
4.13%	01/22/24	75,000	77,324
Barclays Bank PLC
2.25%	05/10/17	300,000	309,237	(i)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	45,000	55,793	(c)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	115,000	118,438
3.00%	05/15/22	49,000	49,269	(c)
Berkshire Hathaway Inc.
4.50%	02/11/43	134,000	138,164
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	48,000	53,049
Bombardier Inc.
7.75%	03/15/20	354,000	400,073	(c,i)
BP Capital Markets PLC
1.38%	05/10/18	56,000	55,479
3.81%	02/10/24	98,000	101,249
Brocade Communications Systems Inc.
4.63%	01/15/23	156,000	151,320
Cargill Inc.
6.00%	11/27/17	1,000	1,141	(c,i)
Caterpillar Inc.
3.40%	05/15/24	25,000	25,285
4.30%	05/15/44	48,000	48,119
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,162
2.95%	11/01/22	37,000	35,576
4.20%	08/01/23	25,000	25,827
4.35%	11/01/42	24,000	23,000
Celgene Corp.
3.63%	05/15/24	97,000	97,227
Central American Bank for Economic Integration
5.38%	09/24/14	60,000	60,601	(c,i)
Cequel Capital Corp.
5.13%	12/15/21	77,000	76,711	(i)
CF Industries Inc.
5.38%	03/15/44	48,000	51,468
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	46,288

Citigroup Inc.
1.75%	05/01/18	228,000	226,492	(c)
3.75%	06/16/24	97,000	97,271
5.00%	09/15/14	67,000	67,593	(c)
5.30%	05/06/44	44,000	45,894
5.50%	09/13/25	118,000	131,625
CMS Energy Corp.
4.88%	03/01/44	47,000	49,472
CNA Financial Corp.
5.88%	08/15/20	60,000	70,212	(c)
CNH Industrial Capital LLC
3.38%	07/15/19	70,000	69,475	(i)
3.88%	11/01/15	44,000	44,880
Cogeco Cable Inc.
4.88%	05/01/20	75,000	75,937	(c,i)
Comcast Corp.
4.75%	03/01/44	47,000	49,710
Constellation Brands Inc.
7.25%	09/01/16	74,000	82,510	(c)
Corp Andina de Fomento
4.38%	06/15/22	121,000	128,329
Corporate Office Properties LP (REIT)
3.60%	05/15/23	114,000	109,008
3.70%	06/15/21	46,000	45,975
COX Communications Inc.
4.70%	12/15/42	17,000	16,532	(i)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	153,648	(i)
Denbury Resources Inc.
6.38%	08/15/21	60,000	64,350	(c)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	253,456	(i)
Diageo Capital PLC
1.13%	04/29/18	78,000	76,486	(c)
Diageo Investment Corp.
2.88%	05/11/22	105,000	104,478	(c)
DigitalGlobe Inc.
5.25%	02/01/21	73,000	72,270	(c)
DIRECTV Holdings LLC
4.45%	04/01/24	72,000	76,343
5.15%	03/15/42	61,000	64,058	(c)
Dominion Resources Inc.
1.95%	08/15/16	54,000	55,211	(c)
Duke Energy Corp.
1.63%	08/15/17	69,000	69,605	(c)
3.75%	04/15/24	67,000	68,816
Eaton Corp.
2.75%	11/02/22	94,000	91,020
eBay Inc.
4.00%	07/15/42	41,000	36,643
Ecopetrol S.A.
5.88%	05/28/45	24,000	24,823
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	97,000	97,693
Electricite de France S.A.
2.15%	01/22/19	193,000	194,089	(i)

EMC Corp.
1.88%	06/01/18	84,000	84,555	(c)
Enbridge Inc.
4.50%	06/10/44	46,000	45,404
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	88,000	87,890	(i)
Energy Transfer Partners LP
6.50%	02/01/42	62,000	74,048	(c)
ERP Operating LP
4.50%	07/01/44	55,000	55,180
European Investment Bank
0.88%	12/15/14	135,000	135,428	(c)
4.88%	01/17/17	150,000	165,386	(c)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	46,000	46,131
Exelon Corp.
4.90%	06/15/15	111,000	115,389	(c)
Express Scripts Holding Co.
2.25%	06/15/19	184,000	183,231
Fidelity National Information Services Inc.
1.45%	06/05/17	28,000	27,967
3.88%	06/05/24	64,000	64,303
Florida Power & Light Co.
4.13%	02/01/42	42,000	42,173
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	34,000	35,275
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84,000	91,770	(i)
Frontier Communications Corp.
7.13%	03/15/19	71,000	80,585	(c)
General Motors Co.
4.88%	10/02/23	36,000	37,890	(i)
Genworth Holdings Inc.
4.80%	02/15/24	49,000	52,360
7.70%	06/15/20	35,000	43,134
Gilead Sciences Inc.
3.70%	04/01/24	96,000	98,506
4.80%	04/01/44	72,000	75,974
Glencore Funding LLC
2.50%	01/15/19	118,000	117,700	(i)
3.13%	04/29/19	7,000	7,139	(i)
4.13%	05/30/23	104,000	104,451	(i)
4.63%	04/29/24	57,000	58,761	(i)
Great Plains Energy Inc.
4.85%	06/01/21	80,000	88,406
HCA Inc.
6.50%	02/15/20	119,000	133,875	(c)
Hewlett-Packard Co.
2.75%	01/14/19	242,000	248,137
Hexion US Finance Corp.
6.63%	04/15/20	88,000	93,280
Hughes Satellite Systems Corp.
6.50%	06/15/19	33,000	36,795	(c)
Huntsman International LLC
4.88%	11/15/20	77,000	79,695

Hyundai Capital America
1.63%	10/02/15	68,000	68,616	(i)
2.13%	10/02/17	35,000	35,533	(i)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	97,369
Ingles Markets Inc.
5.75%	06/15/23	53,000	53,795
International Business Machines Corp.
3.63%	02/12/24	146,000	149,803
Invesco Finance PLC
3.13%	11/30/22	107,000	106,130	(c)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	25,588	(i)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	53,000	52,868	(i)
Jefferies Group Inc.
5.13%	01/20/23	83,000	88,981
6.50%	01/20/43	26,000	28,680
John Deere Capital Corp.
3.35%	06/12/24	92,000	92,611
Johnson Controls Inc.
3.63%	07/02/24	18,000	18,079
4.63%	07/02/44	46,000	46,036
JPMorgan Chase & Co.
5.00%	12/29/49	138,000	137,489	(d)
Kerr-McGee Corp.
6.95%	07/01/24	73,000	93,758
KFW
2.00%	10/04/22	246,000	237,282
4.50%	07/16/18	102,000	114,312	(c)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	69,000	67,013
5.50%	03/01/44	48,000	50,670
Kinder Morgan Inc.
5.63%	11/15/23	40,000	41,100	(i)
Kinross Gold Corp.
5.95%	03/15/24	47,000	48,905	(i)
6.88%	09/01/41	13,000	13,345
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,463	(c,i)
L-3 Communications Corp.
1.50%	05/28/17	65,000	65,089
3.95%	05/28/24	72,000	72,492
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	90,173	(i)
Linn Energy LLC
6.25%	11/01/19	70,000	73,187
8.63%	04/15/20	33,000	35,640
LYB International Finance BV
4.88%	03/15/44	64,000	66,726
Macquarie Bank Ltd.
2.60%	06/24/19	184,000	185,163	(i)
Martin Marietta Materials Inc.
4.25%	07/02/24	14,000	14,105	(i)
Mattel Inc.
2.35%	05/06/19	143,000	143,653

Medtronic Inc.
4.63%	03/15/44	33,000	34,660
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	28,828
Microsoft Corp.
2.38%	05/01/23	36,000	34,466
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	201,938	(i)
Monsanto Co.
3.38%	07/15/24	45,000	45,297
4.40%	07/15/44	35,000	35,077
4.70%	07/15/64	69,000	69,267
Morgan Stanley
2.13%	04/25/18	149,000	150,637
4.10%	05/22/23	111,000	112,600
4.75%	03/22/17	50,000	54,437
4.88%	11/01/22	75,000	80,506
5.00%	11/24/25	60,000	63,994
Mylan Inc.
5.40%	11/29/43	44,000	47,382
7.88%	07/15/20	23,000	25,458	(c,i)
National Retail Properties Inc.
3.90%	06/15/24	77,000	77,455
NCL Corporation Ltd.
5.00%	02/15/18	7,000	7,228
Newfield Exploration Co.
5.63%	07/01/24	10,000	10,975
5.75%	01/30/22	68,000	75,140
Newmont Mining Corp.
4.88%	03/15/42	37,000	33,341
Nexen Energy ULC
6.40%	05/15/37	41,000	49,337	(c)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129,000	131,799	(c)
Northeast Utilities
1.45%	05/01/18	81,000	79,542	(c)
Novartis Capital Corp.
4.40%	05/06/44	70,000	72,856
Omnicom Group Inc.
3.63%	05/01/22	60,000	61,726	(c)
Oracle Corp.
1.20%	10/15/17	112,000	111,850	(c)
3.63%	07/15/23	62,000	63,876
4.50%	07/08/44	46,000	46,000
PacifiCorp
6.25%	10/15/37	132,000	171,712	(c)
Petrobras Global Finance BV
3.00%	01/15/19	35,000	34,358
6.25%	03/17/24	22,000	23,417
7.25%	03/17/44	22,000	24,255
Petrobras International Finance Co.
3.50%	02/06/17	76,000	78,014	(c)
3.88%	01/27/16	34,000	35,056	(c)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	166,000	171,412

Philip Morris International Inc.
4.13%	03/04/43	39,000	37,570
Pitney Bowes Inc.
4.63%	03/15/24	90,000	93,091
Plains Exploration & Production Co.
6.50%	11/15/20	37,000	41,301
PPL Capital Funding Inc.
5.00%	03/15/44	58,000	62,425
Prudential Financial Inc.
5.63%	06/15/43	46,000	49,205	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	111,113	(c)
Range Resources Corp.
5.75%	06/01/21	49,000	52,920	(c)
Revlon Consumer Products Corp.
5.75%	02/15/21	30,000	30,825
Rowan Companies Inc.
4.75%	01/15/24	68,000	71,946
5.85%	01/15/44	19,000	20,511
Royal Bank of Canada
1.20%	09/19/18	323,000	322,172	(c)
RSI Home Products Inc.
6.88%	03/01/18	75,000	79,875	(i)
Ryder System Inc.
2.45%	09/03/19	116,000	116,443
Sabine Pass Liquefaction LLC
5.63%	02/01/21	115,000	121,612
Schaeffler Holding Finance BV
6.88%	08/15/18	200,000	210,750	(i,j)
Seagate HDD Cayman
4.75%	01/01/25	107,000	106,197	(i)
Shell International Finance BV
3.40%	08/12/23	141,000	143,926
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	188,724	(c,i)
Sprint Corp.
7.25%	09/15/21	52,000	57,330	(i)
Standard Chartered PLC
5.70%	03/26/44	200,000	209,632	(i)
Statoil ASA
3.70%	03/01/24	143,000	149,551
4.80%	11/08/43	48,000	52,919
T-Mobile USA Inc.
6.25%	04/01/21	50,000	53,125
Talisman Energy Inc.
5.50%	05/15/42	28,000	30,359
6.25%	02/01/38	56,000	65,115
Tampa Electric Co.
4.35%	05/15/44	47,000	48,032
Target Corp.
3.50%	07/01/24	106,000	107,196
Teck Resources Ltd.
3.75%	02/01/23	89,000	86,413
5.40%	02/01/43	39,000	39,000

Tencent Holdings Ltd.
3.38%	05/02/19	200,000	204,474	(i)
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	200,410
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	72,000	87,056
Textron Inc.
6.20%	03/15/15	62,000	64,529	(c)
The Allstate Corp.
5.75%	08/15/53	52,000	55,851	(d)
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,429
2.63%	01/31/19	146,000	147,984
2.90%	07/19/18	62,000	63,877
4.00%	03/03/24	113,000	115,029
4.80%	07/08/44	69,000	69,000
The Home Depot Inc.
4.88%	02/15/44	48,000	52,306
The Korea Development Bank
3.25%	03/09/16	122,000	126,589	(c)
The McClatchy Co.
9.00%	12/15/22	45,000	51,356
The Potomac Edison Co.
5.35%	11/15/14	40,000	40,740	(c)
The Southern Co.
2.45%	09/01/18	115,000	117,846
The Williams Companies Inc.
4.55%	06/24/24	92,000	92,911
5.75%	06/24/44	46,000	46,396
Time Warner Cable Inc.
5.88%	11/15/40	85,000	99,149
6.55%	05/01/37	28,000	34,840
Time Warner Inc.
5.35%	12/15/43	85,000	92,474
Tops Holding Corp.
8.88%	12/15/17	24,000	26,100
tw telecom holdings Inc.
6.38%	09/01/23	35,000	39,813
U.S. Bancorp
3.44%	02/01/16	118,000	122,897	(c)
Unit Corp.
6.63%	05/15/21	73,000	77,927
United Rentals North America Inc.
5.75%	07/15/18	74,000	78,255
Vail Resorts Inc.
6.50%	05/01/19	82,000	86,202
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	125,000	132,812	(i)
6.75%	08/15/18	69,000	74,347	(i)
Verizon Communications Inc.
1.35%	06/09/17	230,000	229,923
3.45%	03/15/21	72,000	74,405
5.05%	03/15/34	29,000	30,951
5.15%	09/15/23	113,000	126,458
6.55%	09/15/43	67,000	84,316

Viasystems Inc.
7.88%	05/01/19	44,000	46,530	(i)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	234,164	(i)
Voya Financial Inc.
5.50%	07/15/22	35,000	40,086
Wal-Mart Stores Inc.
3.30%	04/22/24	78,000	78,823
4.30%	04/22/44	97,000	97,971
Weatherford International Ltd.
5.95%	04/15/42	67,000	75,984	(c)
6.75%	09/15/40	19,000	23,313
WellPoint Inc.
3.30%	01/15/23	97,000	96,885
Wells Fargo & Co.
4.10%	06/03/26	107,000	108,348
5.90%	12/29/49	62,000	65,766	(d)
Westpac Banking Corp.
1.20%	05/19/17	234,000	234,187
Williams Partners LP
5.25%	03/15/20	149,000	168,072
Windstream Corp.
6.38%	08/01/23	73,000	74,004
WPX Energy Inc.
5.25%	01/15/17	75,000	79,875
Xilinx Inc.
2.13%	03/15/19	48,000	48,085
XLIT Ltd.
5.25%	12/15/43	45,000	49,485
Yamana Gold Inc.
4.95%	07/15/24	73,000	73,480	(i)
			23,069,992
Non-Agency Collateralized Mortgage Obligations—1.4%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,524	(c,i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	32,644
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	169,627	(c,d)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	19,771	22,016	(c,d)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	240,000	272,566	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	70,000	72,137	(c,d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	80,000	83,625	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	69,436	70,736	(c,d)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	40,000	42,741	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	90,652	(d)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40,000	40,942	(c,d)

COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	59,422	(d)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	160,000	169,778	(d)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	20,443	—	(**,d)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	80,000	82,983	(c)
5.47%	08/10/44	30,000	33,888	(d,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	52,806
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	100,405	(i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	32,707	32,956	(c,d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	98,561	107,512	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	26,299	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	40,000	43,292	(d)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	71,000	75,311	(d)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	50,000	52,546	(d)
LB-UBS Commercial Mortgage Trust 2004-C8
0.92%	12/15/39	242,324	637	(d,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	34,369	35,433
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	80,000	84,153	(c)
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	29,092	31,409	(d)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	100,000	111,138	(d)
6.11%	07/15/40	120,000	133,364	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	8,849	689	(c,h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	119,033	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	89,000	88,794	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
5.00%	02/15/47	100,000	96,266	(d,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	45,000	46,589
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	110,000	111,933	(d)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	40,000	38,324	(c,d)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	100,000	104,691	(c,d)
5.27%	10/12/52	55,000	58,103	(d)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	30,000	32,561	(c,d)

Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	80,000	89,495	(d)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	50,000	57,470	(c,d)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,351
5.30%	12/15/46	40,000	39,472	(d,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	40,000	36,091	(i)
4.72%	03/15/47	65,000	69,595	(d)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	130,947	(d)
			3,425,946
Sovereign Bonds—0.2%
Government of Argentina
2.50%	12/31/38	9	4	(k)
Government of Chile
3.63%	10/30/42	27,000	23,693
Government of Mexico
4.75%	03/08/44	176,000	179,520	(c)
Government of Turkey
3.25%	03/23/23	200,000	184,400
			387,617
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	61,509	(c)
Denver City & County School District No 1
4.24%	12/15/37	70,000	68,738	(c)
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	66,088
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,793	(c)
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	97,238
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	51,990	(c)
State of California
5.70%	11/01/21	55,000	65,831
			428,187
FNMA—0.0% *
Lehman TBA
5.50%	TBA	59,721	—	(**,l,m)

Total Bonds and Notes (Cost $61,112,857)			62,294,339

	Number of Shares
Exchange Traded Funds—3.7%
Financial Select Sector SPDR Fund	8,012	182,193	(n)
Industrial Select Sector SPDR Fund	13,772	744,514	(n)
Vanguard FTSE Emerging Markets ETF	186,613	8,048,619

Total Exchange Traded Funds (Cost $8,342,133)		8,975,326

Total Investments in Securities (Cost $176,758,831)		208,767,433

Short-Term Investments—15.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class
0.00%
(Cost $38,667,182)		38,667,182	(g,n)

Total Investments (Cost $215,426,013)		247,434,615

Liabilities in Excess of Other Assets, net—(1.2)%		(3,000,181)

NET ASSETS—100.0%		$244,434,434

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2014	28	$1,239,026	$(16,192)
FTSE 100 Index Futures	September 2014	6	688,488	(2,089)
S&P 500 Emini Index Futures	September 2014	18	1,757,160	21,319
S&P Mid 400 Emini Index Futures	September 2014	52	7,432,360	158,973
Topix Index Futures	September 2014	6	747,742	21,207
2 Yr. U.S. Treasury Notes Futures	September 2014	48	10,540,500	(7,156)
5 Yr. U.S. Treasury Notes Futures	September 2014	6	716,765	938

				$177,000

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2014	7	$(960,312)	$4,226
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	6	(899,625)	5,940
10 Yr. U.S. Treasury Notes Futures	September 2014	58	(7,259,969)	2,025

				$12,191

				$189,191

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $5,607,422 or 2.29% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Step coupon bond.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(m)	Security is in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries at June 30, 2014:

Country	Percentage (based on Fair Value)
United States	76.08%
Japan	5.36%
United Kingdom	3.73%
France	2.94%
Germany	2.66%
Switzerland	1.25%
Canada	1.22%
Sweden	1.00%
China	0.91%
Netherlands	0.68%
India	0.56%
Hong Kong	0.52%
Italy	0.52%
Taiwan	0.47%
Australia	0.38%
Mexico	0.31%
Norway	0.29%
South Korea	0.29%
Belgium	0.21%
Supranational	0.20%
Cayman Islands	0.15%
Luxembourg	0.12%
Turkey	0.07%
Brazil	0.06%
Colombia	0.01%
Chile	0.01%
Bermuda	0.00%
Argentina	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.60%	2.43%	4.03%
Pharmaceuticals	1.93%	1.91%	3.84%
Exchange Traded Funds	3.63%	0.00%	3.63%
Integrated Oil & Gas	1.69%	0.70%	2.39%
Communications Equipment	1.68%	0.46%	2.14%
Oil & Gas Equipment & Services	1.56%	0.51%	2.07%
Internet Software & Services	1.13%	0.82%	1.95%
Technology Hardware, Storage & Peripherals	1.93%	0.00%	1.93%
Biotechnology	1.49%	0.14%	1.63%
Aerospace & Defense	0.89%	0.63%	1.52%
Automobile Manufacturers	0.25%	1.15%	1.40%
Asset Management & Custody Banks	1.20%	0.00%	1.20%
Soft Drinks	1.16%	0.00%	1.16%
Healthcare Equipment	1.16%	0.00%	1.16%
Multi-Line Insurance	0.83%	0.25%	1.08%
Semiconductors	0.46%	0.62%	1.08%
Cable & Satellite	0.90%	0.00%	0.90%
Diversified Real Estate Activities	0.00%	0.87%	0.87%

Electrical Components & Equipment	0.46%	0.41%	0.87%
Life & Health Insurance	0.12%	0.75%	0.87%
Integrated Telecommunication Services	0.76%	0.10%	0.86%
Specialized Finance	0.79%	0.00%	0.79%
Home Improvement Retail	0.73%	0.00%	0.73%
Movies & Entertainment	0.70%	0.00%	0.70%
Specialized REITs	0.68%	0.00%	0.68%
Application Software	0.31%	0.36%	0.67%
Industrial Machinery	0.23%	0.42%	0.65%
Wireless Telecommunication Services	0.00%	0.64%	0.64%
Household Products	0.35%	0.29%	0.64%
Internet Retail	0.30%	0.33%	0.63%
Oil & Gas Exploration & Production	0.49%	0.11%	0.60%
Packaged Foods & Meats	0.35%	0.22%	0.57%
Auto Parts & Equipment	0.23%	0.33%	0.56%
Healthcare Services	0.29%	0.24%	0.53%
Electronic Equipment & Instruments	0.00%	0.49%	0.49%
Industrial Gases	0.10%	0.38%	0.48%
Fertilizers & Agricultural Chemicals	0.48%	0.00%	0.48%
Electronic Components	0.00%	0.46%	0.46%
Commodity Chemicals	0.45%	0.00%	0.45%
Independent Power Producers & Energy Traders	0.43%	0.00%	0.43%
Airlines	0.26%	0.16%	0.42%
Diversified Metals & Mining	0.00%	0.41%	0.41%
Drug Retail	0.41%	0.00%	0.41%
Data Processing & Outsourced Services	0.41%	0.00%	0.41%
Research & Consulting Services	0.26%	0.13%	0.39%
Consumer Finance	0.39%	0.00%	0.39%
Specialty Chemicals	0.15%	0.24%	0.39%
Healthcare Supplies	0.32%	0.06%	0.38%
Semiconductor Equipment	0.16%	0.21%	0.37%
Property & Casualty Insurance	0.00%	0.37%	0.37%
Systems Software	0.37%	0.00%	0.37%
Apparel, Accessories & Luxury Goods	0.00%	0.37%	0.37%
Other Diversified Financial Services	0.00%	0.36%	0.36%
Broadcasting	0.35%	0.00%	0.35%
Agricultural Products	0.35%	0.00%	0.35%
Air Freight & Logistics	0.35%	0.00%	0.35%
Casinos & Gaming	0.25%	0.09%	0.34%
Construction Materials	0.00%	0.30%	0.30%
Multi-Utilities	0.28%	0.00%	0.28%
Specialty Stores	0.26%	0.00%	0.26%
Distillers & Vintners	0.00%	0.26%	0.26%
Railroads	0.12%	0.14%	0.26%
Electric Utilities	0.16%	0.10%	0.26%
Advertising	0.00%	0.23%	0.23%
General Merchandise Stores	0.23%	0.00%	0.23%
Building Products	0.00%	0.21%	0.21%
Human Resource & Employment Services	0.00%	0.21%	0.21%
Construction & Engineering	0.00%	0.21%	0.21%
Brewers	0.00%	0.20%	0.20%
Tobacco	0.20%	0.00%	0.20%
Investment Banking & Brokerage	0.20%	0.00%	0.20%

Regional Banks	0.19%	0.00%	0.19%
Heavy Electrical Equipment	0.00%	0.18%	0.18%
Coal & Consumable Fuels	0.00%	0.15%	0.15%
Department Stores	0.15%	0.00%	0.15%
Automotive Retail	0.15%	0.00%	0.15%
Apparel Retail	0.00%	0.15%	0.15%
Healthcare Distributors	0.14%	0.00%	0.14%
Diversified Capital Markets	0.00%	0.12%	0.12%
Restaurants	0.10%	0.00%	0.10%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Hypermarkets & Super Centers	0.08%	0.00%	0.08%
Water Utilities	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Diversified Support Services	0.00%	0.05%	0.05%
Retail REITs	0.02%	0.00%	0.02%
Publishing	0.01%	0.00%	0.01%

			59.20%

Sector	Percentage (based on Fair Value)
Corporate Notes	9.33%
Agency Mortgage Backed	8.02%
U.S. Treasuries	6.00%
Non-Agency Collateralized Mortgage Obligations	1.39%
Municipal Bonds and Notes	0.17%
Sovereign Bonds	0.16%
Agency Collateralized Mortgage Obligations	0.10%
Asset Backed	0.01%

25.18%

Short-Term Investments
Short-Term Investments	15.62%

15.62%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$85,768,539	$—	$—	$85,768,539
Foreign Equity	51,729,229	—	—	51,729,229
U.S. Treasuries	—	14,844,190	—	14,844,190
Agency Mortgage Backed	—	19,853,342	—	19,853,342
Agency Collateralized Mortgage Obligations	—	254,962	—	254,962
Asset Backed	—	30,103	—	30,103
Corporate Notes	—	23,069,992	—	23,069,992
Non-Agency Collateralized Mortgage Obligations	—	3,425,946	—	3,425,946
Sovereign Bonds	—	387,617	—	387,617
Municipal Bonds and Notes	—	428,187	—	428,187
Exchange Traded Funds	8,975,326	—	—	8,975,326
Short-Term Investments	38,667,182	—	—	38,667,182

Total Investments in Securities	$185,140,276	$62,294,339	$—	$247,434,615

Other Financial Instruments*
Long Futures Contracts—Unrealized Appreciation	$202,437	$—	$—	$202,437
Long Futures Contracts—Unrealized Depreciation	(25,437)	—	—	(25,437)
Short Futures Contracts—Unrealized Appreciation	12,191	—	—	12,191

Total Other Financial Instruments	$189,191	$—	$—	$189,191

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$216,309,677	$33,212,976	$(2,088,038)	$31,124,938

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 26, 2014